PROMISSORY NOTE FROM A THIRD PARTY (Details Narrative)	Mar. 31, 2026 HKD ($)	Mar. 18, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 17, 2025 HKD ($)	Sep. 09, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Short-Term Debt [Line Items]
Due from third party			$ 1,291,266	$ 10,009,896			$ 84,285
Cayson Acquisition Corp [Member] | Third Party [Member]
Short-Term Debt [Line Items]
Notes Payable	$ 1,025,000			900,000
Merger Agreement [Member] | Cayson Acquisition Corp [Member]
Short-Term Debt [Line Items]
Aggregate principal amount		$ 750,000
Loaned amount		250,000
Promissory Note [Member] | Cayson Acquisition Corp [Member]
Short-Term Debt [Line Items]
Aggregate principal amount				900,000
Promissory Note [Member] | Merger Agreement [Member] | Cayson Acquisition Corp [Member]
Short-Term Debt [Line Items]
Aggregate principal amount		750,000			$ 600,000	$ 300,000
Due from third party	300,000			300,000
Loaned amount		$ 125,000
Promissory Note [Member] | Merger Agreement [Member] | Cayson Acquisition Corp [Member] | Asset, Held-in-Trust [Member]
Short-Term Debt [Line Items]
Due from third party	$ 125,000			$ 600,000